Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)(1) Citigroup Mortgage Loan Trust Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator (2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)			Assets That Were Repurchased or Replaced (4)			Asset Pending Repurchase or Replacement (within cure period) (5)			Demand in Dispute (6)			Demand Withdrawn (7)			Demand Rejected (8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust Series 2003-UP3	# 0001271500	x	Union Planters Bank, National Association	6,000	$323,793,082	100.00%	4	$44,263	0.22%	4	$44,263	0.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Series 2003-UP3 Total				6,000	$323,793,082	100.00%	4	$44,263	0.22%	4	$44,263	0.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-5	# 0001337790	x	Ameriquest Mortgage Company	3,470	$618,993,651	53.01%	6	$878,531	0.26%	0	$0	0.00%	0	$0	0.00%	6	$878,531	0.26%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,404	8.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,258	15.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	196	$68,734,055	5.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	127	$52,838,120	4.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	4	$668,100	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311	12.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-5 Total				4,863	$1,167,649,898	100.00%	6	$878,531	0.26%	0	$0	0.00%	0	$0	0.00%	6	$878,531	0.26%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-9	# 0001345792	x	Ameriquest Mortgage Company	2,492	$415,772,448	100.00%	3	$825,637	0.60%	1	$72,901	0.05%	0	$0	0.00%	2	$752,736	0.55%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2005-9 Total				2,492	$415,772,448	100.00%	3	$825,637	0.60%	1	$72,901	0.05%	0	$0	0.00%	2	$752,736	0.55%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3	# 0001377118	x	Wells Fargo Bank, N.A.	10,926	$1,627,094,847	100.00%	1	$297,762	0.07%	0	$0	0.00%	0	$0	0.00%	1	$297,762	0.07%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3 Total				10,926	$1,627,094,847	100.00%	1	$297,762	0.07%	0	$0	0.00%	0	$0	0.00%	1	$297,762	0.07%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-6	# 0001396037	x	American Home Mortgage Corp.	434	$113,428,276	10.62%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			American Mortgage Express	5	$1,359,014	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	397	$288,371,208	27.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	3	$1,227,844	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	63	$22,139,370	2.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	25	$6,804,903	0.64%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Metro City Mortgages Inc.	18	$10,027,385	0.94%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	77	$24,727,751	2.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	300	$104,005,225	9.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Opteum Financial Services, LLC.	1,452	$394,250,259	36.92%	1	$370,402	0.10%	0	$0	0.00%	0	$0	0.00%	1	$370,402	0.10%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans, Inc.	65	$15,024,189	1.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	7	$3,107,309	0.29%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	48	$15,085,477	1.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	68	$43,342,724	4.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	4	$1,785,341	0.17%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wachovia Mortgage Corporation	32	$7,382,160	0.69%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	54	$15,460,963	1.45%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	2	$245,351	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-6 Total				3,054	$1,067,774,749	100.00%	1	$370,402	0.10%	0	$0	0.00%	0	$0	0.00%	1	$370,402	0.10%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1	# 0001387414	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	7,434	$1,586,750,822	100.00%	1,070	$220,563,570	41.68%	0	$0	0.00%	0	$0	0.00%	1,070	$220,563,570	41.68%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1 Total				7,434	$1,586,750,822	100.00%	1,070	$220,563,570	41.68%	0	$0	0.00%	0	$0	0.00%	1,070	$220,563,570	41.68%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2	# 0001389858	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	10,372	$2,204,397,670	100.00%	2,080	$429,421,558	57.94%	0	$0	0.00%	0	$0	0.00%	2,080	$429,421,558	57.94%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2 Total				10,372	$2,204,397,670	100.00%	2,080	$429,421,558	57.94%	0	$0	0.00%	0	$0	0.00%	2,080	$429,421,558	57.94%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC4	# 0001399477	x	Ameriquest Mortgage Company and/or Argent Mortgage Company, LLC	5,146	$1,171,049,293	100.00%	592	$162,238,558	34.61%	0	$0	0.00%	0	$0	0.00%	592	$162,238,558	34.61%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC4 Total				5,146	$1,171,049,293	100.00%	592	$162,238,558	34.61%	0	$0	0.00%	0	$0	0.00%	592	$162,238,558	34.61%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1	# 0001386037	x	American Home Mortgage Corp.	1,010	$285,762,193	36.02%	2	$250,000	0.11%	0	$0	0.00%	0	$0	0.00%	2	$250,000	0.11%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	1	$157,500	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Community Lending Corp.	11	$4,639,349	0.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	249	$163,375,619	20.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Equity Now Inc.	2	$594,665	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	169	$36,297,117	4.57%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	197	$61,895,763	7.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	324	$82,633,970	10.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	12	$3,428,037	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	78	$26,941,234	3.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	10	$1,694,210	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Funding Corporation	6	$953,918	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	43	$17,823,121	2.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	4	$1,009,411	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	1	$346,218	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	261	$81,971,876	10.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	58	$14,267,896	1.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	44	$9,655,668	1.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1 Total				2,480	$793,447,763	100.00%	2	$250,000	0.11%	0	$0	0.00%	0	$0	0.00%	2	$250,000	0.11%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-FS1			Fieldstone Mortgage Company	1,595	$385,805,627	100.00%	5	$1,811,322	0.98%	0	$0	0.00%	0	$0	0.00%	5	$1,811,322	0.98%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-FS1 Total				1,595	$385,805,627	100.00%	5	$1,811,322	0.98%	0	$0	0.00%	0	$0	0.00%	5	$1,811,322	0.98%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset Backed Pass-Through Certificates, Series 2003-HE3	# 0001274435	x	National City Home Loan Services, Inc., f/k/a Altegra Credit Company	6,852	$460,257,432	100.00%	1	$36,744	0.06%	0	$0	0.00%	0	$0	0.00%	1	$36,744	0.06%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset Backed Pass-Through Certificates, Series 2003-HE3 Total				6,852	$460,257,432	100.00%	1	$36,744	0.06%	0	$0	0.00%	0	$0	0.00%	1	$36,744	0.06%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2007-SHL1			Accredited Home Lenders, Inc.	86	$15,174,044	2.63%	17	$2,587,337	1.20%	0	$0	0.00%	0	$0	0.00%	17	$2,587,337	1.20%	0	$0	0.00%	0	$0	0.00%
			Aegis Funding Corporation	149	$19,118,068	3.32%	26	$2,995,679	1.39%	0	$0	0.00%	0	$0	0.00%	26	$2,995,679	1.39%	0	$0	0.00%	0	$0	0.00%
			Alliance	37	$10,373,223	1.80%	16	$5,852,376	2.71%	0	$0	0.00%	0	$0	0.00%	16	$5,852,376	2.71%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	89	$15,099,474	2.62%	19	$2,505,121	1.16%	0	$0	0.00%	0	$0	0.00%	19	$2,505,121	1.16%	0	$0	0.00%	0	$0	0.00%
			Bank of America	50	$4,695,588	0.82%	6	$513,211	0.24%	0	$0	0.00%	0	$0	0.00%	6	$513,211	0.24%	0	$0	0.00%	0	$0	0.00%
			Bayview Financial, L.P.	35	$2,437,588	0.42%	6	$350,536	0.16%	0	$0	0.00%	0	$0	0.00%	6	$350,536	0.16%	0	$0	0.00%	0	$0	0.00%
			BNC Mortgage, Inc.	18	$3,756,118	0.65%	2	$384,951	0.18%	0	$0	0.00%	0	$0	0.00%	2	$384,951	0.18%	0	$0	0.00%	0	$0	0.00%
			Capital Six	12	$3,032,781	0.53%	1	$225,000	0.10%	0	$0	0.00%	0	$0	0.00%	1	$225,000	0.10%	0	$0	0.00%	0	$0	0.00%
			Centex Home Equity Company, LLC	1	$61,482	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Chase	3	$597,749	0.10%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Chase f/k/a Washington Mutual Bank	59	$11,316,745	1.97%	59	$10,671,464	4.95%	0	$0	0.00%	0	$0	0.00%	59	$10,671,464	4.95%	0	$0	0.00%	0	$0	0.00%
			Ellington Management Group LLC	272	$14,452,182	2.51%	52	$2,854,057	1.32%	0	$0	0.00%	0	$0	0.00%	52	$2,854,057	1.32%	0	$0	0.00%	0	$0	0.00%
			Empire Mortgage	17	$3,022,320	0.52%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Encore Credit Corp.	144	$29,208,267	5.07%	27	$4,666,432	2.16%	0	$0	0.00%	0	$0	0.00%	27	$4,666,432	2.16%	0	$0	0.00%	0	$0	0.00%
			FAIT 98-NMC1	23	$1,506,557	0.26%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Finance America, LLC	4	$555,921	0.10%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			First Franklin Financial Corporation	10	$929,051	0.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			First Horizon Home Loan Corp.	3	$244,288	0.04%	2	$155,275	0.07%	0	$0	0.00%	0	$0	0.00%	2	$155,275	0.07%	0	$0	0.00%	0	$0	0.00%
			Fremont Investment & Loan	37	$5,785,074	1.00%	9	$730,379	0.34%	0	$0	0.00%	0	$0	0.00%	9	$730,379	0.34%	0	$0	0.00%	0	$0	0.00%
			Impac Funding Corporation	3	$225,934	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Imperial Lending	14	$2,937,284	0.51%	2	$243,179	0.11%	0	$0	0.00%	0	$0	0.00%	2	$243,179	0.11%	0	$0	0.00%	0	$0	0.00%
			IndyMac Bank, F.S.B.	449	$44,175,027	7.67%	16	$3,856,540	1.79%	0	$0	0.00%	0	$0	0.00%	16	$3,856,540	1.79%	0	$0	0.00%	0	$0	0.00%
			KeyBank National Association	19	$2,041,013	0.35%	1	$75,776	0.04%	0	$0	0.00%	0	$0	0.00%	1	$75,776	0.04%	0	$0	0.00%	0	$0	0.00%
			Long Beach Mortgage Company	567	$56,002,355	9.72%	47	$4,966,236	2.30%	0	$0	0.00%	0	$0	0.00%	47	$4,966,236	2.30%	0	$0	0.00%	0	$0	0.00%
			Madison Equity	20	$4,441,672	0.77%	2	$253,895	0.12%	0	$0	0.00%	0	$0	0.00%	2	$253,895	0.12%	0	$0	0.00%	0	$0	0.00%
			Misc	90	$7,576,712	1.32%	15	$1,125,055	0.52%	0	$0	0.00%	0	$0	0.00%	15	$1,125,055	0.52%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	189	$45,356,420	7.88%	80	$25,480,936	11.81%	0	$0	0.00%	0	$0	0.00%	80	$25,480,936	11.81%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	14	$3,443,894	0.60%	1	$118,058	0.05%	0	$0	0.00%	0	$0	0.00%	1	$118,058	0.05%	0	$0	0.00%	0	$0	0.00%
			New Century Mortgage Corporation	25	$4,535,887	0.79%	3	$311,260	0.14%	0	$0	0.00%	0	$0	0.00%	3	$311,260	0.14%	0	$0	0.00%	0	$0	0.00%
			Option One Mortgage Corporation	1,022	$163,429,015	28.38%	53	$6,394,405	2.96%	0	$0	0.00%	0	$0	0.00%	53	$6,394,405	2.96%	0	$0	0.00%	0	$0	0.00%
			Peoples Choice Home Loan, Inc.	11	$2,151,504	0.37%	5	$921,076	0.43%	0	$0	0.00%	0	$0	0.00%	5	$921,076	0.43%	0	$0	0.00%	0	$0	0.00%
			Quick Loan Funding Inc.	228	$45,811,580	7.96%	55	$9,720,066	4.51%	0	$0	0.00%	0	$0	0.00%	55	$9,720,066	4.51%	0	$0	0.00%	0	$0	0.00%
			Regions Bank	572	$48,306,469	8.39%	36	$2,978,090	1.38%	0	$0	0.00%	0	$0	0.00%	36	$2,978,090	1.38%	0	$0	0.00%	0	$0	0.00%
			SFJV, LLC	44	$3,822,181	0.66%	23	$2,295,660	1.06%	0	$0	0.00%	0	$0	0.00%	23	$2,295,660	1.06%	0	$0	0.00%	0	$0	0.00%
			WMC Mortgage Corp.	1	$251,850	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2007-SHL1 Total				4,317	$575,875,315	100.00%	581	$93,232,049	43.22%	0	$0	0.00%	0	$0	0.00%	581	$93,232,049	43.22%	0	$0	0.00%	0	$0	0.00%
Grand Total				65,531	$11,779,668,946	100.00%	4,346	$909,970,397	24.77%	5	$117,164	0.00%	0	$0	0.00%	4,341	$909,853,233	24.76%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense. In cases where the originator is identified as “Alliance,” “Capital Six,” or “Misc”, the securitizer is not able to obtain information as to the identity of the originator without unreasonable effort or expense. In cases where the originator is identified as “Chase”, the sponsor acquired the loans from one or more affiliates of Chase Home Finance, LLC and the securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.